Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 44,644	$ 45,246
Deferred tax liabilities	(73,362)	(63,381)
Offset between deferred tax assets and deferred tax liabilities	37,508	38,236
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,136	7,010
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(35,854)	(25,145)
Total	$ 802,267	768,296
Number of years open to review	4 years
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 587,495	624,635
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	6,761	8,487
Unrecognized deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 208,011	$ 135,174